Label	Element	Value
Arch Indices VOI Absolute Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARCH INDICES VOI ABSOLUTE INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Arch Indices VOI Absolute Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Arch Indices VOI Absolute Income Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the fee waiver only in the first year). This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in holdings that comprise the Index. The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) investment approach to track the performance, before fees and expenses, of the Index. The Index is designed to maximize income while minimizing volatility using a proprietary, rules-based methodology created and maintained by Arch Indices Services Corp. (the “Index Provider”), the index provider and an affiliate of the Arch Indices Investment Advisors LLC (the “Adviser”), the ETF’s investment adviser.
The Index is composed of approximately 60 to 100 U.S. listed equity securities (including American depositary receipts (“ADRs”)) and approximately 12 fixed income ETFs (including international fixed income ETFs). The selection of equity securities and fixed income ETFs for inclusion in the Index is made by the Index Provider based on its proprietary methodology. The Index components may change over time as the Index is rebalanced. The Index does not include all eligible securities and ETFs, but instead selects securities and ETFs to create the optimal portfolio. ETFs are selected to provide exposure to the U.S. bond market. The Index, in seeking to gain exposure to the U.S. bond market, does not take into consideration maturity, duration, or credit quality of fixed income ETFs or their underlying positions.
In constructing and adjusting the Index, the Index Provider identifies a universe of U.S. listed equity securities, including common stock and equity interests in real estate investment trusts (“REITs”), that meet the following requirements:
◦Minimum market capitalization of $2 billion;
◦Minimum 3-month daily average trading volume of $20 million (last price weighted);
◦Minimum history of regular dividends for previous 5 years; and
◦Minimum 12-month trailing yield of 3% (absolute yield).
Fixed income ETFs are selected based on the previous 12 months of dividends. An annualization measure of the 12 months of dividends is applied to fixed income ETFs to adjust for irregular dividends paid out for a 12-month period. As of September 18, 2023, the Index included the following fixed income ETFs: Vanguard Total Bond Market ETF, Vanguard Total International Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Tax-Exempt Bond ETF, Vanguard Mortgage-Back Securities ETF, Vanguard Short-Term Inflation-Protected Securities ETF, Vanguard Intermediate-Term Bond ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Long-Term Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, and Janus Henderson AAA CLO ETF.
The investable universe has over 450 individual securities. The majority of these securities have a very small weighting (under 0.10%) when the Index rebalances. These small weightings have little impact on the performance of the Index and the Index eliminates these small-weighted securities by applying a minimum weighting threshold to the initial Index rebalance. The remaining positions are weighted in the Index proportionally.
The Index Provider then uses a process called variance optimized indexing (“VOI”), which aims to determine the optimal weight to be allocated to each of the Index’s components. VOI is a methodology to weight assets such that the portfolio maximizes its goal of income while minimizing expected volatility. The VOI process is applied separately with respect to the equity securities and the fixed income ETFs. The Index calculates the volatility of every portfolio combination based on how volatile each component has been and how the components have moved relative to each other. Based on the trade-off between risk and return, the Index selects the combination of assets that has the highest income potential with the lowest volatility.
The Index rebalances quarterly on the second Thursday of February, May, August, and November. If that Thursday is a holiday, the following business day will be the rebalance date. The Index will calculate the rebalance weightings (the weighting of each Index position after identifying the component securities of the Index) five business days before the rebalance date. When rebalancing, the Index takes into account any new equities to be added and then uses VOI to calculate the optimal weight of each security. In calculating the optimal weight of each security, the Index will attempt to maximize income while minimizing volatility. Fixed income ETFs may be removed from the Index at the time of rebalancing.
The Fund generally uses a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as the Index, but may, when the Fund’s portfolio managers believe it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, in instances in which an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. In addition, to the extent the Index is significantly focused in a particular sector, the Fund will be invested to approximately the same extent. As of September 18, 2023, the Index had significant exposure to the consumer staples sector. The degree to which components of the Index represent certain sectors or industries may change over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.
Collateralized Loan Obligations (“CLO”) Risk. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risk associated with investing in a CLO correlates to the risk in the underlying product, including high-yield risk, interest rate risk, liquidity risk, and the risk of default. In addition to the risks associated with the underlying security, CLOs also include the risk that the distributions from the collateral may not adequately cover interest or principal payments, the quality of the CLO may decline or default, or the class of CLO may be subordinate to other classes.
Equity Market Risk. The securities markets are volatile and the market prices of the Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Fund and the net asset value (“NAV”) of its shares.
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
◦Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Fund Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. In addition, investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant and the bid-ask spread could widen.
◦Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
Fixed Income Risks
◦Credit Risk. Debt issuers and other counterparties may be unable or unwilling to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt security to decline. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations.
◦Extension Risk. The risk that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall and may exhibit additional volatility. This will lengthen the duration or average life of those securities and delay the Fund’s ability to reinvest proceeds at higher interest rates, making the Fund more sensitive to changes in interest rates.
◦High Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as the increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. As with any investment, there is a risk of loss, including loss of principal.
◦Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. Generally, the longer the maturity and duration of a bond, the more sensitive the bond is to interest rate risk. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.
◦Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security. This could reduce the share price and income distributions of the Fund. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.
Foreign Investments Risk. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Illiquid Investment Risk. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Investment Company and ETF Risk. Investing in securities issued by investment companies and ETFs involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an investment company in which it invests, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. As a result, with respect to the Fund’s investment in other investment companies, shareholders will be subject to two layers of fees and expenses in connection with their investment in the Fund. Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility.
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Passive Investment Risk. The Fund is not actively managed and invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund’s Sub-Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.
Real Estate Investment Trust (“REIT”) Risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.vwietf.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vwietf.com
Arch Indices VOI Absolute Income ETF | Arch Indices VOI Absolute Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VWI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 178

[1]	Based on estimated expenses for the current fiscal year.
[2]	Arch Indices Investment Advisors LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50%. The fee waiver will remain in effect through at least October 31, 2024, and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The fee waiver is not subject to recoupment by the Adviser.